Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
We are a growth-oriented master limited partnership focused on the midstream segment of the crude oil and natural gas industry in the Gulf Coast region of the United States and in the Gulf of Mexico. We provide an integrated suite of services to refiners, crude oil and natural gas producers, and industrial and commercial enterprise and have a diverse portfolio of assets, including pipelines, offshore hub and junction platforms, Alkali Business, refinery-related plants, storage tanks and terminals, railcars, rail loading and unloading facilities, barges and other vessels, and trucks. We were formed in 1996 and are owned 100% by our limited partners. Genesis Energy, LLC, our general partner, is a wholly-owned subsidiary. Our general partner has sole responsibility for conducting our business and managing our operations. We conduct our operations and own our operating assets through our subsidiaries and joint ventures.
On September 1, 2017, we acquired our trona and trona-based exploring, mining, processing, soda ash production, marketing and selling business (our "Alkali Business") for approximately $1.325 billion in cash. We funded that acquisition and the related transaction costs with proceeds from a $750 million private placement of convertible preferred units, a $550 million public offering of notes, our revolving credit facility, and cash on hand. We report the results of our Alkali Business in our sodium minerals and sulfur services segment, which includes our Alkali Business as well as our legacy refinery services operations.
We currently manage our businesses through four divisions that constitute our reportable segments:

•	Offshore pipeline transportation and processing of crude oil and natural gas in the Gulf of Mexico;

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Sodium minerals and sulfur services involving trona and trona-based exploring, mining, processing, soda ash production, marketing and selling activities, as well as processing of high sulfur (or “sour”) gas streams for refineries to remove the sulfur, and selling the related by-product, sodium hydrosulfide (or “NaHS,” commonly pronounced "nash");

•	Onshore facilities and transportation, which include terminaling, blending, storing, marketing, and transporting crude oil, petroleum products, and CO2; and
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Marine transportation to provide waterborne transportation of petroleum products and crude oil throughout North America